Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2019
Acquisitions and Dispositions [Abstract]
Assets and liabilities disposed [text block table]
in € m.	2019	2018	2017
Cash and cash equivalents	0	50	47
All remaining assets	2,713	4,619	848
Total assets disposed	2,714	4,669	895
Total liabilities disposed	1,003	6,035	814